Interest-bearing loans and borrowings - Terms and conditions of other notes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 18, 2022	Sep. 02, 2021	Sep. 01, 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 111,545,000	$ 93,607,000
Borrowings	2,622,255,000	930,713,000	$ 1,696,280,000
Other Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000	200,000,000
Borrowings	200,000,000	200,000,000
Other Notes | Book Value
Disclosure of detailed information about borrowings [line items]
Borrowings	202,620,000	201,952,000
Unsecured notes due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 200,000,000
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000	200,000,000		$ 200,000,000	$ 200,000,000
Borrowings	$ 200,000,000	200,000,000
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%				6.25%
Unsecured notes due 2026 | Book Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 202,620,000	$ 201,952,000